Other non-operating (expenses) income, net - Other Non-operating Income (expenses), Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Income and Expenses [Abstract]
Change in fair value of an equity security	$ (4,259)	$ (340)
Change in fair value of warrant liabilities	147	(216)
Change in fair value of derivative assets	219	0
Change in fair value of derivative liabilities	804	0
Government grants	980	3,247
Foreign currency exchange losses, net	631	(488)
Others, net	0	934
Other non-operating income (expenses), net	$ (1,478)	$ 3,137